Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
Intangible assets at December 31, 2024 and 2023 are summarized as follows:

			December 31, 2024			December 31, 2023
($ in millions)	Estimated Life (Years)	Weighted- Average Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized:
Customer relationships	12-15	15.1	718	686	32	718	677	41
Computer software	3-14	6.3	270	240	30	284	259	24
Developed technologies	2-15	12.7	37	34	3	37	33	4
Licenses	4-23	5.2	77	56	21	74	59	15
Other	3-17	10.0	26	23	2	26	23	3
			1,128	1,040	88	1,138	1,052	87
Unamortized:
Trademarks			1	—	1	—	—	—
			1,129	1,040	89	1,138	1,052	87

	For the year ended December 31,
($ in millions)	2024	2023	2022
Amortization expense	27	33	36

Schedule of Expected Amortization Expense on Intangible Assets	Amortization expense on intangible assets for the next five years is expected to be as follows ($ in millions):

Year	Amount
2025	27
2026	20
2027	13
2028	7
2029	4
71